Submission	Jul. 07, 2025
Submission [Line Items]
Central Index Key	0001601830
Registrant Name	RECURSION PHARMACEUTICALS, INC.
Registration File Number	333-284878
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES